Organization, Business Operation, Liquidation and Business Combination (Details) - USD ($)						12 Months Ended
	Sep. 29, 2022	Jun. 29, 2022	Mar. 29, 2022	Apr. 15, 2021	Apr. 12, 2021	Dec. 31, 2022	Jan. 30, 2023	Nov. 03, 2022	Sep. 30, 2022	Jun. 21, 2022	Mar. 21, 2022	Jan. 10, 2022
Organization, Business Operation, Liquidation and Business Combination (Details) [Line Items]
Deferred underwriting fee						$ 2,012,500
Other offering costs						$ 496,269
Investments maximum maturity term						180 days
Trust account	$ 1,374,101	$ 1,374,101	$ 1,374,101
Aggregate consideration	$ 300,000,000
Share Price (in Dollars per share)								$ 10
PIPE financing						$ 2,000,000
Cash						2,222,795
Working capital						$ 4,418,109
Loans receivable		$ 2,684,975							$ 2,684,975	$ 2,684,975	$ 2,684,975	$ 2,684,975
IPO [Member]
Organization, Business Operation, Liquidation and Business Combination (Details) [Line Items]
Additional units (in Shares)					5,000,000
Price per share (in Dollars per share)					$ 10
Gross proceeds					$ 50,000,000
Private Placement [Member]
Organization, Business Operation, Liquidation and Business Combination (Details) [Line Items]
Additional units (in Shares)				22,500	270,000
Price per share (in Dollars per share)					$ 10
Gross proceeds				$ 225,000
Over-Allotment Option [Member]
Organization, Business Operation, Liquidation and Business Combination (Details) [Line Items]
Additional units (in Shares)				750,000
Price per share (in Dollars per share)						$ 10.1
Gross proceeds				$ 7,500,000
Amount of transaction costs						$ 4,120,737
Underwriting fee						1,150,000
Deferred underwriting fee				$ 2,012,500		2,012,500
Other offering costs						496,269
Amount of fair value						$ 461,968
Ordinary shares (in Shares)						57,500
Total amount deposited into trust account						$ 58,075,000
Sponsor [Member]
Organization, Business Operation, Liquidation and Business Combination (Details) [Line Items]
Gross proceeds						200,000
Class A Ordinary Shares [Member]
Organization, Business Operation, Liquidation and Business Combination (Details) [Line Items]
Additional interest to public shareholders (in Dollars per share)	$ 0.3	$ 0.3	$ 0.3
Trust account paid	$ 36,343,195
Ordinary shares (in Shares)	3,508,994
Aggregate shares (in Shares)								1,200,000
Aggregate purchase price								$ 12,000,000
Share Price (in Dollars per share)		$ 0.1	$ 0.1
MMV Ordinary Shares [Member]
Organization, Business Operation, Liquidation and Business Combination (Details) [Line Items]
Price per share (in Dollars per share)	$ 10
Ordinary shares (in Shares)	30,000,000
Subsequent Event [Member]
Organization, Business Operation, Liquidation and Business Combination (Details) [Line Items]
PIPE financing							$ 2,500,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Organization, Business Operation, Liquidation and Business Combination (Details) [Line Items]
Ordinary shares (in Shares)							250,000
PIPE Investment [Member]
Organization, Business Operation, Liquidation and Business Combination (Details) [Line Items]
PIPE financing						$ 2,000,000